Reserves - Schedule of Reserves (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	RM 1,704,989	$ 404,745	RM 1,704,989	$ 380,961	RM 1,704,989
Founder Energy Sdn. Bhd. [Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	1,299,996	308,605	1,299,996	290,470	1,299,996
Plant, Equipment and Inventory from Solar Bina Engineering Sdn. Bhd.[Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	355,271	84,337	355,271	79,381	355,271
Business from Solar Bina Engineering Sdn. [Member]
Schedule of Reserves [Line Items]
Bargain purchases from acquisition	RM 49,722	$ 11,803	RM 49,722	$ 11,110	RM 49,722